SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-22819

ETFis Series Trust I

(Exact name of registrant as specified in charter)

1540 Broadway, Suite 1610
New York, NY	10036
(Address of principal executive offices)	(Zip code)

Registrant's telephone number, including area code: 212-593-4383

Date of fiscal year end: July 31

Date of reporting period: October 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Schedule of Investments - Reaves Utilities ETF

October 31, 2015 (Unaudited)

Security Description	Shares	Value
Common Stocks - 99.9%
Utilities - 99.9%
American Electric Power Co., Inc.	2,142	$121,344
American Water Works Co., Inc.	2,075	119,022
Atmos Energy Corp.	1,768	111,384
CMS Energy Corp.	3,202	115,496
Dominion Resources, Inc.	3,942	281,577
DTE Energy Co.	2,166	176,724
Edison International	2,728	165,099
Eversource Energy	2,480	126,331
ITC Holdings Corp.	3,066	100,319
NextEra Energy, Inc.	3,018	309,828
NiSource, Inc.	4,492	86,067
PG&E Corp.	2,288	122,179
Pinnacle West Capital Corp.	1,224	77,736
Portland General Electric Co.	1,404	52,060
PPL Corp.	3,964	136,362
SCANA Corp.	2,122	125,665
Sempra Energy	2,012	206,049
Southern Co. (The)	558	25,166
WEC Energy Group, Inc.	2,220	114,463
Xcel Energy, Inc.	1,682	59,930
Total Common Stocks
(Cost $2,502,340)		2,632,801

Short Term Investment 0.1%
Money Market Funds – 0.1%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.04%(1) (Cost $2,666)	2,666	2,666
TOTAL INVESTMENTS - 100.0%
(Cost $2,505,006)		2,635,467
Other Assets in Excess of Liabilities - 0.0%(2)		481
Net Assets - 100.0%		$2,635,948

(1)	Represents seven-day yield as of October 31, 2015.
(2)	Amount rounds to less than 0.05%.

The accompanying notes are an integral part of this report.

Notes to the Schedule of Investments

October 31, 2015 (Unaudited)

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of October 31, 2015 in valuing the Fund’s assets and liabilities carried at fair value:

Reaves Utilities ETF
Assets
Level 1
Common Stocks	$2,632,801
Money Market Funds	2,666
Level 2	—
Level 3	—
Total	$2,635,467

For significant movements between levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. There were no significant transfers between levels during the period ended October 31, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of October 31, 2015.

At October 31, 2015, the approximate cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes was as follows:

		Gross	Gross	Net Unrealized
	Federal Tax Cost	Unrealized	Unrealized	Appreciation
Fund	Of Investments	Appreciation	(Depreciation)	(Depreciation)
Reaves Utilities ETF	$2,505,006	$133,515	$(3,054)	$130,461

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETFis Seriest Trust I

By: /s/ William J. Smalley

William J. Smalley

President and Principal Executive Officer

Date: December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ William J. Smalley

William J. Smalley

President and Principal Executive Officer

Date: December 22, 2015

By: /s/ Brinton W. Frith

Brinton W. Frith

Treasurer and Principal Financial Officer

Date: December 22, 2015